FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Financial assets:
Federal Reserve Bank stock	$ 1,676,700	$ 1,676,700
Accrued interest receivable	1,620,309	1,762,310
Financial liabilities:
Non-interest bearing deposits	69,296,354	68,170,743
Interest-bearing deposits	463,861,939	442,135,896
Accrued interest payable	227,947	174,480
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	$ 79,232,566	$ 49,066,462
Interest-earning time deposits
Federal Home Loan Bank stock
Federal Reserve Bank stock
Loans, net (excluding impaired loans at fair value)
Loans held for sale
Accrued interest receivable
Financial liabilities:
Non-interest bearing deposits	$ 69,296,354	$ 68,170,743
Interest-bearing deposits	$ 330,689,715	$ 314,508,234
Federal Home Loan Bank advances
Securities sold under agreement to repurchase
Subordinated debentures
Accrued interest payable	$ 14,621	$ 14,359
Significant Other Observable Inputs (Level 2)
Financial assets:
Cash and cash equivalents
Interest-earning time deposits	$ 1,685,000	$ 2,021,970
Federal Home Loan Bank stock
Federal Reserve Bank stock
Loans, net (excluding impaired loans at fair value)
Loans held for sale	$ 1,078,785	$ 100,000
Accrued interest receivable	$ 510,231	$ 506,888
Financial liabilities:
Non-interest bearing deposits
Interest-bearing deposits	$ 133,976,643	$ 128,258,671
Federal Home Loan Bank advances	16,315,262	2,542,945
Securities sold under agreement to repurchase	19,732,766	11,848,266
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	$ 213,326	$ 160,121
Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents
Interest-earning time deposits
Federal Home Loan Bank stock
Federal Reserve Bank stock
Loans, net (excluding impaired loans at fair value)	$ 421,795,305	$ 402,238,073
Loans held for sale
Accrued interest receivable	$ 1,110,078	$ 1,255,422
Financial liabilities:
Non-interest bearing deposits
Interest-bearing deposits
Federal Home Loan Bank advances
Securities sold under agreement to repurchase
Subordinated debentures
Accrued interest payable
Carrying Amount
Financial assets:
Cash and cash equivalents	$ 79,232,566	$ 49,066,462
Interest-earning time deposits	1,685,000	2,021,970
Federal Home Loan Bank stock	1,747,763	2,887,763
Federal Reserve Bank stock	1,676,700	1,676,700
Loans, net (excluding impaired loans at fair value)	419,686,001	398,853,600
Loans held for sale	1,078,785	100,000
Accrued interest receivable	1,620,309	1,762,310
Financial liabilities:
Non-interest bearing deposits	69,296,354	68,170,743
Interest-bearing deposits	463,861,939	442,135,896
Federal Home Loan Bank advances	15,995,485	2,487,745
Securities sold under agreement to repurchase	19,732,766	11,848,266
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	227,947	174,480
Fair Value
Financial assets:
Cash and cash equivalents	79,232,566	49,066,462
Interest-earning time deposits	1,685,000	2,021,970
Loans, net (excluding impaired loans at fair value)	421,795,305	402,238,073
Loans held for sale	1,078,785	100,000
Accrued interest receivable	1,620,309	1,762,310
Financial liabilities:
Non-interest bearing deposits	69,296,354	68,170,743
Interest-bearing deposits	464,666,358	442,766,905
Federal Home Loan Bank advances	16,315,262	2,542,945
Securities sold under agreement to repurchase	19,732,766	11,848,266
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	$ 227,947	$ 174,480